Advances to suppliers (Tables)	12 Months Ended
Sep. 30, 2018
Advance To Suppliers [Abstract]
Schedule of advance to suppliers
	September 30, 2018	September 30, 2017

Beginning balance	$4,112,915	$3,716,616
Increased during the year	32,093,609	31,168,473
Less: utilized during the year	(30,209,196)	(30,780,733)
Exchange difference	(128,842)	8,559
Ending balance	$5,868,486	$4,112,915